T. ROWE PRICE Tax-Free Income Fund
November 30, 2022 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.8%
ALABAMA 1.1%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  5,000 5,407
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  4,140 4,064
Black Belt Energy Gas Dist., Series A-1, VRDN, 4.00%, 10/1/49
(Tender 10/1/26)  3,825 3,787
Black Belt Energy Gas Dist., Series B, VRDN, 4.00%, 10/1/52
(Tender 12/1/26)  5,750 5,692
Columbia Ind. Dev. Board, Series B, VRDN, 1.10%, 12/1/37  2,800 2,800
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44 (1) 3,280 2,714
24,464
ALASKA 0.2%
Alaska Int'l. Airports System, Series B, 5.00%, 10/1/35  3,945 4,094
4,094
ARIZONA 0.2%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 3.318%, 1/1/37  1,500 1,377
Phoenix Civic Improvement, Series A-JUNIOR, 4.00%, 7/1/40  2,505 2,547
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/59  1,070 1,004
4,928
CALIFORNIA 9.0%
Alameda Corridor Transportation Auth., Series B, 5.00%,
10/1/35 (2) 5,750 5,990
California, GO, 4.00%, 10/1/39  7,370 7,549
California, GO, 4.00%, 11/1/45  7,585 7,608
California, GO, 5.00%, 8/1/32  15,000 15,558
California, GO, 5.00%, 9/1/32  2,000 2,347
California, GO, 5.00%, 4/1/35  1,700 1,887
California, GO, 5.00%, 4/1/42  2,450 2,619
California, GO, 5.00%, 4/1/42  1,100 1,234
California, GO, 5.00%, 4/1/47  5,000 5,547
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 4.00%, 10/1/52 (Tender 12/1/27)  10,895 10,946
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/35  300 288
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/36  275 263
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/37  300 285
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/38  275 259

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/39  300 279
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/30  1,750 1,865
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/31  1,335 1,422
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  1,065 1,131
California HFFA, Kaiser Permanente, Series A-2, 5.00%, 11/1/47  2,250 2,557
California HFFA, Lucile Packard Stanford Hosp., Series B, 5.00%,
8/15/55  4,550 4,651
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, Series A, 5.00%, 11/15/56  3,925 4,035
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,250 2,378
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  885 859
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 2.60%, 12/1/50 (Tender 6/1/26)  775 747
California Municipal Fin. Auth., Series A, COP, 5.25%, 11/1/52 (2) 940 992
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (1) 420 392
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (1) 1,525 1,328
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32 (3) 1,425 1,690
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53 (4) 2,765 2,959
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  5,500 5,368
California Public Works Board, Series B, 4.00%, 5/1/39  1,200 1,218
California Public Works Board, Series B, 5.00%, 10/1/34  1,090 1,131
California Public Works Board, Series B, 5.00%, 10/1/39  10,000 10,344
California Public Works Board, Coalinga State Hosp., Series E,
5.00%, 6/1/26  5,000 5,061
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/38  5,000 5,026
California School Fin. Auth., New Designs Charter School, 5.00%,
6/1/30 (1) 1,380 1,384
California State Univ., Series C, 4.00%, 11/1/45  2,125 2,085
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1) 1,300 1,310
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1) 2,275 2,262
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1) 3,000 3,023
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (1) 2,020 1,479
CSCDA Community Improvement Auth., Link Glendala Social
Bonds, 4.00%, 7/1/56 (1) 470 345
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  12,000 1,287
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  4,600 4,690

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  3,230 3,256
Long Beach Marina System, 5.00%, 5/15/35  1,000 1,021
Long Beach Marina System, 5.00%, 5/15/40  2,500 2,533
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/37  4,275 4,365
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/38  1,575 1,598
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/40  2,775 2,768
Los Angeles Dept. of Airports, Series B, 4.00%, 5/15/48  5,300 5,261
Norman Y Mineta San Jose Int'l. Airport, Series B, 5.00%, 3/1/42  2,000 2,065
Norman Y Mineta San Jose Int'l. Airport, Series B, 5.00%, 3/1/47  3,550 3,637
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,925 3,009
Sacramento County Airport, Series B, 5.00%, 7/1/41  3,325 3,409
San Diego County Regional Airport Auth., Series A, 4.00%, 7/1/38  1,020 1,005
San Diego County Regional Airport Auth., Series A, 4.00%, 7/1/46  3,150 3,025
San Diego County Regional Airport Auth., Series A, 4.00%, 7/1/51  5,700 5,358
San Francisco City & County Int'l. Airports, Series B, 5.00%,
5/1/49  10,600 10,987
San Francisco City & County Int'l. Airports, Series F, 5.00%, 5/1/50  5,000 5,179
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/40  1,320 1,332
Univ. of California Regents, Series I, 5.00%, 5/15/28  3,500 3,703
199,189
COLORADO 3.4%
Colorado, COP, 6.00%, 12/15/39  1,250 1,498
Colorado, COP, 6.00%, 12/15/40  4,850 5,782
Colorado, COP, 6.00%, 12/15/41  6,800 8,081
Colorado, Series A, COP, 4.00%, 12/15/35  1,750 1,799
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  690 691
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  1,870 1,871
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  6,880 6,858
Denver City & County, Series A, 4.00%, 8/1/38  1,250 1,274
Denver City & County, Series A, 4.00%, 8/1/39  1,500 1,522
Denver City & County, Series A, 4.00%, 8/1/40  2,000 2,018
Denver City & County, Series A, 4.00%, 8/1/41  1,500 1,507
Denver City & County, Series A, 4.00%, 8/1/42  2,085 2,091
Denver City & County Airport, Series B, 5.00%, 12/1/48  10,500 10,870
Denver Convention Center Hotel Auth., 5.00%, 12/1/34  3,500 3,530
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  2,000 2,009
Denver Convention Center Hotel Auth., 5.00%, 12/1/40  17,540 17,375

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Regional Transportation Dist., Fastracks Project, Series A, 5.00%,
11/1/46  5,000 5,181
73,957
CONNECTICUT 0.5%
Connecticut, Series E, GO, 5.00%, 9/15/34  3,250 3,538
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/33  6,535 7,179
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK) (5)(6)(7) 2,878 640
11,357
DELAWARE 1.0%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  6,185 5,967
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  2,865 2,863
Delaware HFA, Christiana Health Care System, 4.00%, 10/1/49  8,470 8,067
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  3,250 3,411
Univ. of Delaware, VRDN, 1.00%, 11/1/35  400 400
Univ. of Delaware, Series A, 5.00%, 11/1/43  895 1,030
Univ. of Delaware, Series A, 5.00%, 11/1/45  500 576
22,314
DISTRICT OF COLUMBIA 2.9%
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  515 471
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  500 441
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  4,545 3,777
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  5,000 5,228
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  9,350 10,441
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/35  350 354
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/36  500 504
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/37  1,255 1,255
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/38  740 730
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/39  1,500 1,473
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/40  1,500 1,428
Washington Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  3,200 3,492
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/38  3,000 3,049
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/40  1,500 1,504
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/38  2,500 2,734

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  5,500 5,984
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/37  5,000 5,310
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  14,555 15,258
63,433
FLORIDA 8.6%
Alachua County HFA, East Ridge Retirement Village, 6.25%,
11/15/44  4,500 3,265
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series A,
5.00%, 12/1/44  10,820 10,883
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/31  500 507
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/32  750 753
Central Florida Expressway Auth., 5.00%, 7/1/39  7,475 7,870
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34  3,700 3,907
Collier County, Series A, 4.00%, 10/1/40  3,740 3,795
Collier County, Series A, 4.00%, 10/1/41  5,170 5,214
Collier County, Series A, 4.00%, 10/1/43  2,590 2,607
Davie Ed. Fac., Nova Southeastern Univ., Series A, 6.00%, 4/1/42
(Prerefunded 4/1/23) (8) 6,560 6,636
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48 (1) 5,075 4,381
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (1) 3,600 3,050
Lee Memorial Health System, Series A-1, 5.00%, 4/1/44  3,350 3,401
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24) (8) 3,750 3,918
Miami-Dade County Aviation, 5.00%, 10/1/41  5,300 5,425
Miami-Dade County EFA, Series A, 5.00%, 4/1/53  5,000 5,152
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/40  18,700 19,124
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/45  4,360 4,440
Miami-Dade County Seaport Dept., Series A-2, 4.00%, 10/1/49 (2) 20,000 17,954
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/46  2,250 2,152
Orange County HFA, 4.00%, 10/1/52  5,350 4,657
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  4,175 4,069
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  11,000 10,049
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  10,000 10,378
South Miami HFA, Baptist Health, 5.00%, 8/15/37  11,000 11,456
South Miami HFA, Baptist Health, 5.00%, 8/15/42  6,000 6,136
Tampa, Series A, Zero Coupon, 9/1/34  900 543

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Tampa, Series A, Zero Coupon, 9/1/35  750 429
Tampa, Series A, Zero Coupon, 9/1/38  1,000 489
Tampa, Series A, Zero Coupon, 9/1/39  850 393
Tampa, Series A, Zero Coupon, 9/1/40  1,000 437
Tampa, BayCare Health, Series A, 5.00%, 11/15/46  12,135 12,293
Tampa, Univ. of Tampa, Series A, 4.00%, 4/1/50  3,000 2,665
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  12,000 12,276
190,704
GEORGIA 5.6%
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/32  2,500 2,551
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/33  1,600 1,631
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/34  3,000 3,056
Atlanta Airport Passenger Fac. Charge, Series C, 5.00%, 7/1/40  10,000 11,023
Atlanta Dept. of Aviation, Series B, 4.00%, 7/1/38  5,000 4,977
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  800 424
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  5,095 2,700
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
4.00%, 7/1/44  7,130 7,008
Burke County Dev. Auth., Plant Vogtle, VRDN, 1.60%, 11/1/52  4,200 4,200
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/38  1,250 1,326
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/39  1,165 1,234
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/37  1,975 2,042
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/42  3,895 3,955
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  5,250 5,507
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,150 5,419
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/35  2,310 2,402
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/45  3,965 3,999
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.50%, 2/15/42  3,245 3,456
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  4,595 3,722
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (1) 1,820 1,509
Main Street Natural Gas, Series A, 5.00%, 5/15/31  4,000 4,181
Main Street Natural Gas, Series A, 5.00%, 5/15/32  2,500 2,607
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  3,100 3,106

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.50%, 9/15/25  6,000 6,275
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  3,450 3,559
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  2,650 2,660
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  7,940 7,843
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  7,720 7,545
Municipal Electric Auth. of Georgia, Power, Series EE, 7.25%,
1/1/24 (9) 6,500 6,813
Municipal Electric Auth. of Georgia, Power, Series HH, 5.00%,
1/1/44 (9) 4,485 4,559
Private Colleges & Universities Auth., Savannah College of Art and
Design, 4.00%, 4/1/44  3,500 3,331
124,620
IDAHO 0.1%
Idaho HFA, Saint Luke's Health System, Series A, 5.00%, 3/1/34  2,100 2,134
2,134
ILLINOIS 6.7%
Chicago, Series A, GO, 5.50%, 1/1/49  1,850 1,875
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/23 (2) 2,000 2,039
Chicago Midway Int'l. Airport, Series B, 5.00%, 1/1/35  7,960 8,047
Chicago Midway Int'l. Airport, Series B, 5.00%, 1/1/36  3,070 3,097
Chicago O'Hare Int'l. Airport, Series B, 4.50%, 1/1/56  22,590 22,074
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/48  4,000 4,097
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47  10,775 10,970
Chicago, Wastewater, Series C, 5.00%, 1/1/31  1,100 1,116
Chicago, Wastewater, Series C, 5.00%, 1/1/32  2,500 2,534
Chicago, Waterworks, Series A-1, 5.00%, 11/1/28  1,225 1,277
Illinois, GO, 5.50%, 5/1/25  1,505 1,567
Illinois, GO, 5.50%, 5/1/26  1,350 1,419
Illinois, GO, 5.50%, 7/1/38  11,000 11,059
Illinois, Series A, GO, 5.00%, 3/1/24  445 453
Illinois, Series A, GO, 5.00%, 10/1/25  950 979
Illinois, Series A, GO, 5.00%, 10/1/31  1,500 1,568
Illinois, Series A, GO, 5.00%, 3/1/33  1,500 1,594
Illinois, Series A, GO, 5.50%, 3/1/42  2,250 2,371
Illinois, Series B, GO, 5.00%, 3/1/24  425 433
Illinois, Series B, GO, 5.00%, 3/1/25  2,375 2,443
Illinois, Series B, GO, 5.00%, 10/1/31  2,000 2,091
Illinois, Series B, GO, 5.00%, 10/1/32  1,750 1,826
Illinois, Series C, GO, 5.00%, 11/1/29  4,530 4,721
Illinois, Series D, GO, 5.00%, 11/1/24  1,015 1,042

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  515 545
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  750 789
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  3,040 3,126
Illinois Fin. Auth., Franciscan Communities, Series A, 5.125%,
5/15/43 (Prerefunded 5/15/23) (8) 870 880
Illinois Fin. Auth., Franciscan Communities, Unrefunded Balance,
Series A, 5.125%, 5/15/43  6,065 5,696
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series B,
VRDN, 0.97%, 7/15/55  4,100 4,100
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series C,
VRDN, 0.95%, 7/15/55  300 300
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/42  1,150 1,033
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52  1,155 978
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  2,850 2,852
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,725 716
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 6/15/37 (10) 11,870 5,980
Metropolitan Pier & Exposition Auth., McCormick Place, Series B,
Zero Coupon, 12/15/41  10,000 3,804
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/28  1,310 1,391
Regional Transportation Auth., Series A, 5.75%, 6/1/34 (2) 5,250 6,225
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (10) 15,000 17,880
146,987
INDIANA 0.3%
Indiana Fin. Auth. Depauw Univ., Series A, 5.50%, 7/1/52  5,000 5,339
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%, 11/1/30  1,375 1,336
6,675
IOWA 0.2%
Iowa Fin. Auth., Unity Point Health, Series E, VRDN, 0.95%,
2/15/41  3,400 3,400
3,400
KANSAS 0.2%
Overland Park Sales Tax Revenue, Series A, 6.50%, 11/15/42 (1) 4,025 4,085
4,085
KENTUCKY 1.8%
Kentucky Economic DFA, Louisville Arena Auth., Series A, 5.00%,
12/1/45 (2) 1,000 1,016
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/36  1,750 1,561
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  1,900 1,559

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.375%,
11/15/32  2,000 1,842
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  1,290 1,323
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  850 859
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  3,525 3,538
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  6,780 6,814
Kentucky Economic DFA, Owensboro Medical Health, Series B,
5.00%, 6/1/40  2,200 2,231
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  8,760 8,617
Kentucky Public Transportation Infrastructure Auth., Downtown
Crossing, Series A, 5.75%, 7/1/49 (Prerefunded 7/1/23) (8) 2,100 2,131
Kentucky Public Transportation Infrastructure Auth., Downtown
Crossing, Series A, 6.00%, 7/1/53 (Prerefunded 7/1/23) (8) 8,300 8,435
39,926
LOUISIANA 1.6%
Jefferson Sales Tax Dist., Series B, 5.00%, 12/1/42 (2) 7,500 7,977
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%,
9/1/27 (Tender 12/1/23)  1,175 1,157
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/38  750 781
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  2,775 2,853
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  9,210 9,422
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25) (8) 4,835 5,107
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (1) 4,450 4,564
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  875 846
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,500 1,378
Saint John the Baptist Parish, Marathon Oil, Series B-1, VRDN,
2.125%, 6/1/37 (Tender 7/1/24)  1,000 967
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  1,150 1,061
36,113
MARYLAND 5.8%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  7,000 6,248
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,000 899
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  590 594

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  395 396
Maryland CDA, 5.05%, 3/1/47 (4) 5,000 5,137
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/50  650 513
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,500 1,585
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  2,655 2,784
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  11,135 11,314
Maryland HHEFA, MedStar Health, 5.00%, 8/15/32  6,880 7,083
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  6,810 6,202
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  15,000 15,324
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  2,010 2,065
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  3,375 3,381
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (8) 10,335 10,753
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/39  4,310 4,257
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/40  4,500 4,406
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26) (8) 5,000 5,383
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  11,170 12,241
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  3,625 3,990
Maryland Stadium Auth., Baltimore City Public Schools,
Unrefunded Balance, Series A-BALTIMORE, 5.00%, 5/1/47  3,300 3,482
Maryland State Transportation Auth., 4.00%, 7/1/50  2,000 1,933
Montgomery County, Series E, GO, VRDN, 1.05%, 11/1/37  6,300 6,300
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  3,100 2,756
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  500 480
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,000 832
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  1,700 1,310
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34
(Prerefunded 7/1/24) (8) 3,000 3,108
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44 (Prerefunded
7/1/24) (8) 3,000 3,126
127,882
MASSACHUSETTS 1.2%
Massachusetts Bay Transportation Auth., 5.00%, 7/1/41  7,130 7,726
Massachusetts Bay Transportation Auth., 5.00%, 7/1/42  2,865 3,100
Massachusetts Dev. Fin. Agency, Boston Univ., Series U-6C,
VRDN, 1.00%, 10/1/42  1,000 1,000
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/28 (1) 1,500 1,580
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/57 (1) 1,400 1,417

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Massachusetts HEFA, MIT, Series K, 5.50%, 7/1/32  10,000 12,361
27,184
MICHIGAN 3.4%
Detroit, GO, 5.00%, 4/1/28  850 883
Detroit, GO, 5.00%, 4/1/29  150 156
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/43 (2) 1,800 1,808
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/48 (2) 1,500 1,507
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/40  1,050 931
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/41  1,100 963
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/42  2,100 1,824
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/47  8,340 8,971
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/47  7,000 7,530
Great Lakes Water Auth. Water Supply, Series B, 5.00%, 7/1/46  7,000 7,269
Michigan Fin. Auth., Great Lakes Water Auth., Series C-6, 5.00%,
7/1/33  2,000 2,052
Michigan Fin. Auth., Henry Ford Health System, Series A, 4.00%,
11/15/50  5,300 4,720
Michigan Fin. Auth., Henry Ford Health System, Series A, 5.00%,
11/15/48  5,150 5,229
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/33  1,650 1,705
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/34  2,860 2,948
Michigan Fin. Auth., Trinity Health, 4.00%, 12/1/40 (Prerefunded
12/1/29) (8) 445 478
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/37  6,000 6,299
Michigan Fin. Auth., Trinity Health, Unrefunded Balance, 4.00%,
12/1/40  6,555 6,423
Michigan State Building Auth., Fac. Program, 5.00%, 4/15/36  3,000 3,258
Wayne County Airport Auth., Series A, 5.00%, 12/1/36  550 582
Wayne County Airport Auth., Series A, 5.00%, 12/1/37  500 527
Wayne County Airport Auth., Series A, 5.00%, 12/1/42  1,300 1,349
Wayne County Airport Auth., Series A, 5.00%, 12/1/47  2,580 2,654
Wayne County Airport Auth., Series G, 5.00%, 12/1/25  1,070 1,131
Wayne County Airport Auth., Series G, 5.00%, 12/1/28  3,795 4,002
75,199
MISSOURI 2.6%
Kansas City IDA, Downtown Redev., Series A, 5.00%, 9/1/31  4,480 4,490
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/26  7,000 7,019
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/48  3,000 2,743
Missouri HEFA, Mercy Health, Series C, 5.00%, 11/15/47  10,000 10,132

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/34  5,400 5,620
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/35  7,595 7,899
Missouri Joint Municipal Electric Utility Commission, Plum Point
Project, Series A, 5.00%, 1/1/34  10,985 11,279
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,545 1,306
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  1,000 909
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  3,850 3,316
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,050 987
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  130 112
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  895 716
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  800 594
57,122
NEVADA 1.1%
Clark County School Dist., Series A, GO, 4.00%, 6/15/38 (2) 1,275 1,288
Clark County School Dist., Series A, GO, 4.00%, 6/15/40 (2) 1,425 1,422
Clark County School Dist., Series A, GO, 5.00%, 6/15/35 (2) 500 551
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  12,485 12,950
Reno, Retrac-Reno Transportation, 5.00%, 6/1/38  140 147
Reno, Retrac-Reno Transportation, 5.00%, 6/1/48  6,750 6,988
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (1) 5,000 587
23,933
NEW HAMPSHIRE 0.3%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  2,230 2,150
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  3,920 3,658
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/52 (1)(5)(6) 1,000 220
6,028
NEW JERSEY 4.8%
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (2) 13,900 15,270
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 4.00%, 6/15/29 (1) 600 574
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/39 (1) 500 477
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/49 (1) 2,210 2,008
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/35  1,000 924
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,765 4,081

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  1,250 1,145
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  5,500 5,684
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46 (4) 1,370 1,444
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/34  1,000 1,002
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/35  1,250 1,236
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39  1,050 998
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  1,000 930
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37  2,175 2,307
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/44  6,000 6,128
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  13,575 14,098
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  3,000 2,964
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  7,410 6,995
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/34  5,300 5,457
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  8,575 9,408
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/24  10,000 10,337
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  6,840 7,214
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/26  2,500 2,686
Tobacco Settlement Fin., Series A, 5.00%, 6/1/27  335 349
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  2,900 2,921
106,637
NEW MEXICO 0.1%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)  2,250 2,167
2,167
NEW YORK 7.9%
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/47  10,000 9,509
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 2/15/30  4,850 4,964
Dormitory Auth. of the State of New York, Touro College & Univ.,
5.00%, 1/1/47 (Prerefunded 1/3/28) (8) 14,240 15,706
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45  2,200 2,290
Long Island Power Auth., Electric, 5.00%, 9/1/42  3,000 3,147
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26 (2) 15,000 16,256

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Transportation Auth., Series D-2, FRN, 67% of SOFR
+ 0.55%, 3.096%, 11/1/32 (Tender 4/1/24) (2) 3,325 3,267
Metropolitan Transportation Auth., Series D-2, FRN, 67% of SOFR
+ 0.55%, 3.103%, 11/1/32 (Tender 4/1/24) (2) 10,675 10,488
Metropolitan Transportation Auth., Series E-1, VRDN, 0.98%,
11/15/50  3,200 3,200
New York City, Series A-4, GO, VRDN, 1.00%, 9/1/49  250 250
New York City, Series B-1, GO, 5.00%, 10/1/38  1,500 1,597
New York City, Series D-1, GO, 5.50%, 5/1/45  1,250 1,397
New York City, Series D-1, GO, 5.50%, 5/1/46  1,625 1,812
New York City, Series F-1, GO, 4.00%, 3/1/40  1,975 1,959
New York City, Series F-1, GO, 4.00%, 3/1/47  8,500 8,100
New York City, Series J, GO, 5.00%, 8/1/31  5,000 5,170
New York City, Series J, GO, 5.00%, 8/1/32  7,500 7,748
New York City Municipal Water Fin. Auth., Series AA, 5.25%,
6/15/52  2,850 3,138
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Series C-1, 4.00%, 2/1/38  5,000 5,000
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Series C-4, VRDN, 1.00%, 11/1/36  700 700
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  3,975 4,181
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/36  500 506
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series E-3, VRDN, 1.00%, 2/1/45  2,200 2,200
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 3, 2.80%, 9/15/69  1,650 1,489
New York State Housing Fin. Agency, Series L-2, 0.75%, 11/1/25  6,180 5,700
New York State Housing Fin. Agency, Series M-2, 0.75%, 11/1/25  2,500 2,306
New York State Thruway Auth., Series A, 5.00%, 1/1/51  2,500 2,549
New York State Thruway Auth., Series A, 5.25%, 1/1/56  2,215 2,281
New York State Thruway Auth., Series B, 4.00%, 1/1/38  4,250 4,203
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (2) 22,055 22,034
New York State Urban Dev., Personal Income Tax, Series A, 4.00%,
3/15/39  2,000 1,983
Port Auth. of New York & New Jersey, Consolidated bonds, 4.00%,
9/1/45  3,500 3,388
Port Auth. of New York & New Jersey, Consolidated bonds, 4.00%,
9/1/49  2,860 2,724
Triborough Bridge & Tunnel Auth., Series A-1, 5.00%, 5/15/51  6,170 6,554
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/27  600 641
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/28  1,000 1,079
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/30  1,000 1,100

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  3,910 3,927
174,543
NORTH CAROLINA 3.0%
Charlotte, Charlotte-Douglas Int'l. Airport, 4.00%, 7/1/44  3,900 3,747
Charlotte-Mecklenburg Hosp. Auth., Series C, VRDN, 1.00%,
1/15/37  6,485 6,485
North Carolina Capital Fac. Fin. Agency, Duke Univ., Series B,
5.00%, 10/1/55 (Prerefunded 10/1/25) (8) 6,245 6,655
North Carolina Housing Fin. Agency, 5.00%, 7/1/47 (4) 1,950 1,996
North Carolina Turnpike Auth., 5.00%, 1/1/27 (2) 920 990
North Carolina Turnpike Auth., 5.00%, 1/1/31 (2) 1,000 1,066
North Carolina Turnpike Auth., 5.00%, 1/1/40  12,675 12,860
North Carolina Turnpike Auth., BAN, 5.00%, 2/1/24  3,525 3,608
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  4,655 4,707
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/51  3,100 3,128
North Carolina Turnpike Auth., Triangle Expressway, 4.00%, 1/1/55  6,100 5,083
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/45  1,440 1,623
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/49  12,155 13,605
65,553
OHIO 3.7%
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/25  1,000 1,059
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/26  550 592
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/28  1,800 1,987
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/29  2,250 2,509
American Municipal Power, Fremont Energy Center Project,
4.00%, 2/15/37  3,155 3,104
American Municipal Power, Fremont Energy Center Project,
4.00%, 2/15/38  1,000 978
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  2,000 1,883
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  2,500 2,331
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  20,135 18,448
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  8,750 8,878
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  4,315 4,374
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/38  1,600 1,610

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/39  1,665 1,669
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/40  1,430 1,426
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/46  6,000 6,443
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  8,750 9,351
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/48  2,100 2,342
Ohio, Series A, 4.00%, 1/15/50  8,830 7,712
Ohio, Series A, 5.00%, 1/15/50  4,570 4,659
81,355
OKLAHOMA 0.3%
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  1,500 1,359
Oklahoma Turnpike Auth., Series C, 5.00%, 1/1/47  2,500 2,601
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,975 1,970
5,930
OREGON 0.6%
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/46  11,000 11,191
Oregon Fac. Auth., Peace Health, Series B, VRDN, 1.00%, 8/1/34  925 925
12,116
PENNSYLVANIA 2.9%
Chester County IDA, Longwood Gardens Project, 4.00%, 12/1/46  1,940 1,806
Chester County IDA, Longwood Gardens Project, 4.00%, 12/1/51  2,750 2,549
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (1) 2,105 1,772
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/46 (Prerefunded 1/15/25) (8) 3,000 3,147
Northampton County General Purpose Auth., Lafayette College,
5.00%, 11/1/47  13,650 14,174
Philadelphia IDA, Saint Joseph's Univ., 4.00%, 11/1/45  7,000 6,265
Philadelphia IDA, Temple Univ., 1st Series 2016, 5.00%, 4/1/29  4,000 4,184
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  1,825 1,884
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/35  8,500 8,745
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  9,300 9,839
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33 (2) 8,500 8,890
63,255
PUERTO RICO 2.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (6)(11) 8,217 3,739
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1) 4,400 4,409
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  481 442

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,852 1,013
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,439 1,251
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  1,294 1,100
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  1,110 925
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  1,510 1,209
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/46  1,570 1,207
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  804 807
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  3,633 3,683
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,588 1,625
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,563 1,599
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  1,518 1,556
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (6)(12) 60 44
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (6)
(12) 100 74
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27 (6)
(12) 810 599
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (6)
(12) 225 167
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (6)(12) 290 213
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (6)(12) 1,105 815
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (6)(12) 370 273
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (6)(12) 450 332
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (6)(12) 2,640 1,947
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (6)(12) 1,075 793
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (6)
(12) 990 730
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (6)
(12) 280 207
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (6)
(12) 240 178
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (6)(12) 100 74
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (6)(12) 275 204
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (6)(12) 215 161
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (6)(12) 70 50
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (6)(12) 120 88
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (6)(12) 95 70

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (6)(12) 890 656
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (6)(12) 200 148
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (6)(12) 100 74
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  1,436 1,352
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  7,500 6,834
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,600 2,092
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  5,800 4,212
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  3,500 2,269
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  6,602 3,805
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  20,000 5,016
58,042
RHODE ISLAND 0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (5)(6) 4,915 885
885
SOUTH CAROLINA 0.8%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (6) 6,750 3,456
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42 (6) 11,920 2,674
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51 (6) 14,935 1,491
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (6) 1,753 538
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51 (6) 10,109 372
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51 (6) 1,619 70
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  2,325 2,248
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  2,000 2,091
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/37  5,000 5,194
18,134
TENNESSEE 2.6%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  1,725 1,787
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  4,000 4,119
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  2,675 2,756
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  7,265 7,413

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46  9,560 9,685
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/49  1,400 1,298
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/54  2,000 1,818
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/44  2,500 2,615
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/49  3,000 3,117
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/52 (4) 3,550 3,762
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/54  6,700 6,928
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24  8,100 8,240
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  4,330 4,463
58,001
TEXAS 6.4%
Austin Airport, Series A, 5.00%, 11/15/41  6,845 7,085
Austin Airport, Series A, 5.00%, 11/15/46  2,525 2,592
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  2,600 2,668
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  1,400 1,424
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/25  1,030 1,032
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  600 601
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  1,000 1,001
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  520 520
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/37  295 318
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/38  800 858
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  775 827
Dallas Fort Worth Int'l Airport, Series B, 5.00%, 11/1/43  3,500 3,720
Fort Bend County IDC, NRG Energy, Series A, 4.75%, 5/1/38  3,000 2,942
Gulf Coast IDA, Exxon Mobil, VRDN, 1.00%, 11/1/41  1,200 1,200
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian Hosp.,
Series B, 7.00%, 1/1/43 (Prerefunded 1/1/23) (8) 3,000 3,011
Harris County Cultural Ed. Fac. Fin., Houston Methodist Hosp.,
5.00%, 12/1/45  7,000 7,093
Harris County Health Fac. Dev., Methodist Hosp. System,
Series A-1, VRDN, 1.00%, 12/1/41  1,975 1,975
Houston Airport, Series D, 5.00%, 7/1/35  6,380 6,839
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  2,600 2,524
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  2,400 2,429
Lower Colorado River Auth., Series A, 5.50%, 5/15/47  2,500 2,748
Lower Colorado River Auth., LCRA Transmission Services, 5.00%,
5/15/30  1,000 1,114

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Lower Colorado River Auth., LCRA Transmission Services, 5.00%,
5/15/35  1,150 1,252
Lower Neches Valley Auth. IDC, Exxon Mobil, VRDN, 0.99%,
11/1/51  2,400 2,400
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25) (8) 300 315
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (8) 3,310 3,473
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  750 683
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,000 850
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  2,255 1,869
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27  2,250 2,303
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  6,110 6,344
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/43  2,750 2,876
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/48  12,500 12,967
Tarrant County Cultural Ed. Fac. Fin., Series E, VRDN, 5.00%,
11/15/52  1,800 1,902
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  1,000 1,038
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/31  1,835 1,899
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  1,700 1,736
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  2,650 2,692
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  5,395 5,432
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
High School, Series A, 5.00%, 11/15/45 (6) (13) 3,620 1,448
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  5,240 5,358
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/47  13,365 13,586
Tarrant County, Edgemere Dip Loan, 10.00%, 12/31/22,
Acquisition Date: 4/20/22, Cost $573 (14)(15) 573 573
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45  3,670 3,158
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  4,405 4,602
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series A, 5.25%, 12/15/25  1,000 1,049
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  2,500 2,612
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  5,260 5,277
142,215

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
UTAH 1.4%
Intermountain Power Agency, Series A, 5.00%, 7/1/38  7,000 7,811
Intermountain Power Agency, Series A, 5.00%, 7/1/39  8,000 8,887
Murray City, IHC Health Services, Series C, VRDN, 1.00%, 5/15/36  390 390
Salt Lake City Airport, Series B, 5.00%, 7/1/42  1,000 1,035
Salt Lake City Airport, Series B, 5.00%, 7/1/46  7,820 8,205
Salt Lake City Airport, Series B, 5.00%, 7/1/47  4,675 4,804
31,132
VIRGINIA 2.6%
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,840 5,897
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  3,395 3,408
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/33  8,955 9,098
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/36 (Prerefunded 4/1/26) (8) 8,500 8,862
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28) (8) 10,000 11,355
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 6.00%, 6/1/43 (Prerefunded 6/1/23) (8) 3,311 3,362
Roanoke Economic Dev. Auth., Series A, 5.00%, 7/1/47  10,245 11,429
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,000 1,034
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  2,900 2,968
57,413
WASHINGTON 1.6%
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/41  10,000 11,039
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/32  1,880 2,150
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/33  1,500 1,698
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  2,200 2,476
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/36  3,400 3,790
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/37  3,215 3,569
Washington, Series C, GO, 5.00%, 2/1/39  10,565 11,629
36,351
WEST VIRGINIA 0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1) 425 429

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1) 425 429
858
WISCONSIN 0.7%
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN, 0.97%,
4/1/48  2,400 2,400
Wisconsin PFA, Retirement Housing Foundation Obligation Group,
5.00%, 11/15/29 (3) 1,475 1,664
Wisconsin PFA, Retirement Housing Foundation Obligation Group,
5.00%, 11/15/30 (3) 1,500 1,715
Wisconsin PFA, Searstone CCRC Project, Series A, 5.00%,
6/1/37 (1)(4) 4,000 3,375
Wisconsin PFA, Searstone Retirement Community, Series A, VR,
5.513%, 6/1/37  2,000 2,107
Wisconsin PFA, Searstone Retirement Community, Series A, VR,
5.613%, 6/1/47  1,300 1,371
Wisconsin PFA, Searstone Retirement Community, Series A, VR,
5.688%, 6/1/52  1,700 1,793
14,425
Total Municipal Securities (Cost $2,315,934) 2,204,740
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily ML Certificates, Series 2021-ML10, Class
ACA, 2.046%, 6/25/38  3,621 2,727
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$3,745) 2,727
Total Investments in Securities 99.9%
(Cost $2,319,679) $ 2,207,467
Other Assets Less Liabilities 0.1% 2,908
Net Assets 100.0% $ 2,210,375

T. ROWE PRICE Tax-Free Income Fund

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$49,103 and represents 2.2% of net assets.
(2) Insured by Assured Guaranty Municipal Corporation
(3) Escrowed to maturity
(4) When-issued security
(5) Security is in default or has failed to make a scheduled interest and/or principal payment.
(6) Non-income producing
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Prerefunded date is used in determining portfolio maturity.
(9) Insured by AMBAC Assurance Corporation
(10) Insured by National Public Finance Guarantee Corporation
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Level 3 in fair value hierarchy.
(15) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$573 and represents 0.0% of net assets.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation

T. ROWE PRICE Tax-Free Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SOFR Secured overnight financing rate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free Income Fund, Inc.  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Tax-Free Income Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Tax-Free Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F45-054Q3 11/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 2,204,167 $ 573 $ 2,204,740
Non-U.S. Government
Mortgage-Backed Securities — 2,727 — 2,727
Total $ — $ 2,206,894 $ 573 $ 2,207,467